Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies
30.	Commitments and Contingencies

Operating Leases

As of December 31, 2014, the Company had commitments under certain operating leases, requiring annual minimum rentals as follows:

For the Years Ending December 31,	Amount
2015	$178,268
2016	125,412
2017	125,412
2018	20,902
Total	$449,994

         The Company's leased properties are principally located in Beijing and are used for administration and research and development purposes. The terms of these operating leases vary from one to five years. Pursuant to lease terms, when the contracts expire, the Company has the right to extend them with new negotiated prices. The leases are renewable subject to negotiation. Rental expenses were $444,626, $893,816 and $1,078,038 for the years ended December 31, 2014, 2013 and 2012, respectively.